Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Beginning balance			¥ 9,780	¥ 7,420
Comprehensive income
Net income			359	434
Other comprehensive income (loss)
Net change of foreign currency translation adjustments			(130)	326
Total other comprehensive income (loss)			(130)	326
Comprehensive income	¥ 182	¥ 173	229	760
Dividends			(289)	(501)
Ending balance	¥ 9,720	¥ 7,679	¥ 9,720	¥ 7,679